Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables
16 Trade and other receivables

Trade receivables and other receivables are initially recognised at fair value, which is generally equal to the transaction price, and subsequently measured at amortised cost using the effective interest method (if the effect of the time value of money is material), less a loss allowance. The loss allowance for trade receivables is equal to lifetime expected credit losses (“ECL”).

The ECL on trade receivables are estimated using a provision matrix by reference to historical credit loss experience based on Just Eat Takeaway.com’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

The carrying amount of trade receivables is reduced through the use of a loss allowance account and the amount of the loss is recognised within other operating expenses. When a trade receivable becomes uncollectible, it is written off against the allowance account for doubtful debts. Subsequent recoveries of amounts previously written off are credited against other operating expenses.

Trade receivables from online payment service providers relate to online payments of orders by consumers settled through externally contracted online payment service providers. Trade receivables from corporate accounts relate to monthly invoicing of corporate businesses whose employees use Just Eat Takeaway.com’s marketplace. Trade receivables of Just Eat Takeaway.com do not have a significant financing component and the carrying amount of trade receivables represents the maximum credit exposure.

€ millions	2021	2020
Trade receivables online payment service providers	181	115
Trade receivables corporate accounts	74	31
Trade receivables Partners	6	5
Other trade receivables	0	2
Other receivables	37	9
Closing balance	298	162

The closing balance of the trade receivables is as follows:

€ millions	Online payment service providers	Corporate accounts	Partners	Other trade receivables
Trade receivables	115	32	10	2
Loss allowance trade receivables	-	(1)	(5)	-
Balance as at 31 December 2020	115	31	5	2
Trade receivables	181	76	15	0
Loss allowance trade receivables	-	(2)	(9)	(0)
Balance as at 31 December 2021	181	74	6	0

No loss allowance for trade receivables from online payment service providers was deemed necessary as at 31 December 2021 (31 December 2020: nil).

The average credit period on sales of services is 30 days (2020: 30 days) and no interest is charged on receivables. Just Eat Takeaway.com has recognised a loss allowance of 100% against all receivables over 365 days past due as it is not expected that these receivables are recoverable. There has been no change in the estimation techniques or significant assumptions made during the current reporting period. For the trade receivables outstanding past due less than 365 days we concluded that these are still recoverable. When there is evidence that a debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. liquidation of the debtor or bankruptcy, then Just Eat Takeaway.com writes off the trade receivable.

No significant amount of the trade receivables that have been written off are subject to enforcement activities (2020: none). There were no individually impaired receivables in 2021 which have been placed under liquidation (2020: nil).

Just Eat Takeaway.com recognises a lifetime expected credit loss allowance for trade receivables. The following table details the risk profile of trade receivables based on Just Eat Takeaway.com’s allowance matrix, which has been determined based on past default experiences and adjusted for current and forward-looking information that reflect the economic conditions in which the debtor operates. Just Eat Takeaway.com does not consider specific concentrations of credit risk and therefore segments are not further distinguished apart from the breakdown provided below.

Category	ECL rate
Not overdue	5%
31-60 days	5%
61-90 days	15%
91-180 days	30%
181-365 days	70%
over 365 days	100%

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.